LEASES - Aggregate future minimum rental payments under non-cancelable agreement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASES
2023	¥ 13,103
2024	2,313
2025 and after	1,559
Total future minimum rental payment	16,975
Less amount representing imputed interest	(2,950)
Present value of future minimum rental payments	14,025
Less current portion, recorded in other current liabilities	(7,233)	$ (1,049)	¥ (11,312)
Long-term lease liabilities, recorded in other long-term liabilities	¥ 6,792	$ 985	¥ 7,596